Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 11,760,649	$ 4,842,208
Cost of revenue	(8,947,191)	(2,357,813)
Gross profit	2,813,458	2,484,395
General and administrative expenses	(3,806,079)	(4,369,884)
Operating loss	(992,621)	(1,885,489)
Finance costs	(1,289,358)	(1,227,388)
Other income	22,320	339,365
Loss before tax	(2,259,659)	(2,773,512)
Income tax expense
Loss and comprehensive loss for the period	$ (2,259,659)	$ (2,773,512)
Loss per share - Basic	$ (0.23)	$ (0.28)
Loss per share - Diluted	$ (0.23)	$ (0.28)
Weighted Average number of common shares - Basic	10,000,000	10,000,000
Weighted Average number of common shares - Diluted	10,000,000	10,000,000